October 10, 2000

                         DREYFUS INVESTMENT PORTFOLIOS--

                           EMERGING LEADERS PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS

                                DATED MAY 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PORTFOLIO'S PROSPECTUS ENTITLED "GOAL/APPROACH."

      The portfolio currently intends to close to new investors after it reaches total assets of approximately $750 million.
         -------------------------------------------------------------

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PORTFOLIO'S PROSPECTUS ENTITLED "MAIN RISKS."

      The portfolio may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

                                                                        192s1000


                                                                October 10, 2000

                         DREYFUS INVESTMENT PORTFOLIOS--
                           FOUNDERS PASSPORT PORTFOLIO

                            SUPPLEMENT TO PROSPECTUS

                                DATED MAY 1, 2000

      THE SECOND SENTENCE OF THE FIRST PARAGRAPH OF THE SECTION OF THE PORTFOLIO'S PROSPECTUS ENTITLED "THE PORTFOLIO - GOAL/APPROACH" IS AMENDED ON THE INSIDE COVER TO READ AS FOLLOWS:

      To pursue this goal, the portfolio invests primarily in equity securities of foreign small-cap companies, which are characterized as "growth" companies.

      IN ADDITION, THE FOLLOWING NEW DEFINITIONAL PARAGRAPH IS ADDED TO THE INSIDE FRONT COVER OF THE PORTFOLIO'S PROSPECTUS UNDER THE HEADING "CONCEPTS TO UNDERSTAND":

      FOREIGN SMALL-CAP COMPANIES: generally, those foreign companies with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.


178s1000